Regulatory Capital Requirements (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013 Under the Guidelines Applicable to Japanese Banking Institutions With International Operations Conducted by Foreign Offices [Member]	Mar. 31, 2013 Under the Guidelines Applicable to Japanese Banking Institutions With International Operations Conducted by Foreign Offices [Member] Minimum [Member]	Mar. 31, 2012 Under the Guidelines Applicable to Japanese Banking Institutions Without International Operations Conducted by Foreign Offices [Member] Minimum [Member]	Mar. 31, 2012 Under Basel II [Member]	Mar. 31, 2012 Under Basel II [Member] Maximum [Member]	Mar. 31, 2012 Under Basel II [Member] Minimum [Member]	Mar. 31, 2013 Under Basel III [Member]	Dec. 31, 2012 Union Bank [Member]		Dec. 31, 2011 Union Bank [Member]		Mar. 31, 2012 MUFG, BTMU And MUTB [Member] Under the Guidelines Applicable to Japanese Banking Institutions With International Operations Conducted by Foreign Offices [Member] Minimum [Member]	Mar. 31, 2013 MUMSS And Other Securities Subsidiaries [Member] Under Basel III [Member] Minimum [Member]	Mar. 31, 2013 MUMSS [Member] Under Basel III [Member]	Mar. 31, 2012 MUMSS [Member] Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	3.50%
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.50%							4.00%		4.00%
Capital adequacy ratio required		8.00%						8.00%		8.00%		8.00%
Tier II capital factor, percentage of general reserve for credit losses out of risk-weighted assets					1.25%
Tier II capital factor, percentage of the unrealized gains on investment securities available for sale				45.00%			45.00%
Tier II capital factor, percentage of the land revaluation excess				45.00%			45.00%
Tier II capital factor, percentage of the balance of perpetual subordinated debt and the balance of subordinated debt with an original maturity of over five years subject to some limitations, out of Tier I capital					50.00%
Percentage of capital base that must be maintained in the form of Tier I Capital						50.00%
Capital ratio which will call another set of capital adequacy requirements for a banking institution			4.00%
Risk weighted threshold of items not deducted from Common Equity Tier I capital							250.00%
Capital ratio required for financial Instruments firms to maintain by Financial Instruments and Exchange Law and related ordinance													120.00%
Capital ratio requirement for financial instruments firms which will call for regulatory reporting													140.00%
Capital ratio requirement for financial instrument firms which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration													100.00%
Amount of capital accounts less certain fixed assets														¥ 388,163	¥ 387,677
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks														315.80%	328.60%
A minimum total risk based capital ratio to be categorized as "well capitalized"								10.00%		10.00%
Tier I risk-based capital ratio to be categorized as "well capitalized"								6.00%		6.00%
Tier I leverage ratio to be categorized as "well capitalized"								5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.